Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net income (loss)	$ (854,606)	$ 24,288,908	$ (94,126,307)
Less: Net income (loss) from discontinued operations		26,846,018	(90,736,365)
Net loss from continuing operations	(854,606)	(2,557,110)	(3,389,942)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization expenses	1,102,298	55,498	22,122
Provision for credit losses	316,014
Provision for loan losses		2,244,601	2,176,216
Provision for financial guarantee losses	89,865	5,008
Deferred tax expenses	(1,001,372)	57,674
Changes in fair value of warrant liabilities	(5,961)	(530,863)	(748,346)
Share-based compensation expenses			306,639
Net (gain)/loss from disposal of fixed assets	(136,682)
Gain from lease modification	22,257
Accretion of finance leases	14,757
Loss from deconsolidation of subsidiaries	1,953,248
Changes in operating assets and liabilities:
Accounts receivable	(3,116,533)	(206,442)
Inventory	(30,348)
Interest and fees receivable		(149,013)	(108,158)
Other current assets	(3,215,702)	(289,694)	(308,635)
Other receivables	(3,268,571)
Pledged deposits and other non-current assets	359,202
Advances from customers	7,915	(6,702)
Tax payable	1,029,919	273,589	9,410
Accrued expenses and other liabilities	352,600	28,875	475,966
Other liabilities	(1,079,811)
Net Cash Used in Operating Activities from Continuing Operations	(7,461,511)	(1,074,579)	(1,564,728)
Net Cash (Used in) Provided by Operating Activities from Discontinued Operations		(26,564)	(634,314)
Net Cash (Used in) Provided by Operating Activities	(7,461,511)	(1,101,143)	(2,199,042)
Cash Flows from Investing Activities:
Loans disbursement to factoring customers		(43,422,881)	(67,258,135)
Repayment of loans from factoring customers		107,833,488
Loans disbursement to third parties	(3,467,607)		(166,256)
Repayment of loans from third parties			1,133,564
Purchases of property and equipment		(833)
Acquisition of a subsidiary		(427,318)
Acquisition of cash from acquired subsidiary		21,442,122
Proceeds from disposal of discontinued operations		504,713
Net inflow related to deconsolidation of subsidiaries	61,121
Investment (redemption) of short-term investment	8,690,374
Due from related party	210,774
Proceeds from sale of property and equipment	837,969
Net Cash Provided by (Used in) Investing Activities from Continuing Operations	6,332,631	85,929,291	(66,290,827)
Net Cash Provided by (Used in) Investing Activities from Discontinued Operations		35,765	(301,276)
Net Cash Provided by (Used in) Investing Activities	6,332,631	85,965,056	(66,592,103)
Cash Flows from Financing Activities:
Proceeds from private placement, net of issuance costs			1,190,000
Proceeds from private placements, deposited in escrow account			500,000
Proceeds from exercise of Series B Warrants			391
Borrowing from a related party		279,020
Proceeds from bank loans	8,341,311
Proceeds from secured loans		43,422,881	67,258,135
Repayment of secured loans		(107,833,488)
Repayment of third-party loans	(280,268)
Repayment of lease liabilities	(207,891)
Net Cash (Used in) Provided by Financing Activities from Continuing Operations	7,853,152	(64,131,587)	68,948,526
Net Cash (Used in) Provided by Financing Activities from Discontinued Operations		(7,251)	(30,985)
Net Cash (Used in) Provided by Financing Activities	7,853,152	(64,138,838)	68,917,541
Effect of exchange rate changes on cash, cash equivalents, and restricted cash in banks	1,937,807	119,326	(5,150)
Net increase (decrease) in cash, cash equivalents, and restricted cash in banks	8,662,079	20,844,401	121,246
Cash, cash equivalents, and restricted cash in banks at beginning of year	22,145,525	1,301,124	1,179,878
Cash, cash equivalents, and restricted cash in banks at end of year	30,807,604	22,145,525	1,301,124
Supplemental Cash Flow Information
Cash paid for interest expense
Cash paid for income tax
Noncash investing activities
Acquisition of a subsidiary by issuance of Class B Preferred Shares		31,087,732
Receivable from disposal of discontinued operations		940,829
Right of use assets obtained in exchange for operating lease obligations		$ 615,000